Cover	Oct. 08, 2026
Cover [Abstract]
Entity Registrant Name	Goldenwell Biotech, Inc.
Entity Central Index Key	0001800373
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Oct. 08, 2026
Entity Ex Transition Period	true
Entity File Number	000-56275
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	84-2896086
Entity Address Address Line 1	7316 Capilano Dr
Entity Address City Or Town	Solon
Entity Address State Or Province	OH
Entity Address Postal Zip Code	44139
City Area Code	440
Local Phone Number	666-7999
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false